DISCONTINUED OPERATIONS - Batu Hijau Terms (Details) $ in Millions		12 Months Ended
	Nov. 02, 2016 USD ($) $ / lb	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Agreement terms and other information
Cash proceeds from sale of ownership interest			$ 920
PTNNT | Discontinued operations disposed of by sale
Agreement terms and other information
Increase in fair value of contingent payments receivable		$ 6
PTNNT | PTNNT | Discontinued operations disposed of by sale
Agreement terms and other information
Ownership interest held before transaction (as a percent)	48.50%
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale
Agreement terms and other information
Cash proceeds from sale of ownership interest	$ 920
Batu Hijau contingent consideration			$ 13
Loss on sale of Batu Hijau	595
Increase in fair value of contingent payments receivable		6
Tax expense related to change in fair value of contingent consideration		4
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale | Maximum
Agreement terms and other information
Contingent payments receivable	$ 403
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale | Metal Price Upside contingent payment
Agreement terms and other information
Minimum quarterly average copper price per pound threshold (dollars per pound) | $ / lb	3.75
Contingent consideration, percentage of the product of the difference used in calculation	30.00%
Pounds of copper shipped, percentage threshold for contingent consideration	96.50%
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale | Metal Price Upside contingent payment | Maximum
Agreement terms and other information
Contingent payments receivable	$ 133
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale | Elang Development deferred payment
Agreement terms and other information
Contingent payments receivable	118
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale | Contingent Payment
Agreement terms and other information
Batu Hijau contingent consideration		$ 23
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale | Contingent Payment | Maximum
Agreement terms and other information
Contingent payments receivable	152
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale | Contingent Payment, Phase 7 Production
Agreement terms and other information
Contingent consideration, partial payment due, Phase 7 and Copper Price thresholds are met	$ 76
Minimum annual average copper price per pound threshold (dollars per pound) | $ / lb	2.75
Batu Hijau share sale and purchase agreement | PTNNT | Discontinued operations disposed of by sale | Contingent Payment, Concentrate Shipment Requirement
Agreement terms and other information
Minimum annual average copper price per pound threshold (dollars per pound) | $ / lb	3.25
Contingent Consideration, payment due after both the second anniversary of the first shipment of concentrate is produced and in which the LME annual average copper price exceeds threshold	$ 76
Batu Hijau share sale and purchase agreement | Nusa Tenggara Partnership | PTNNT | Discontinued operations disposed of by sale
Agreement terms and other information
Percent ownership held by Newmont	56.25%
Batu Hijau share sale and purchase agreement | Nusa Tenggara Partnership | PTNNT | Nusa Tenggara Mining Corporation | Discontinued operations disposed of by sale
Agreement terms and other information
Ownership interest in partnership (as a percent)	43.75%
Batu Hijau share sale and purchase agreement | PTNNT | PTNNT | Discontinued operations disposed of by sale
Agreement terms and other information
Ownership interest held before transaction (as a percent)	48.50%
Ownership interest held after transaction (as a percent)	0.00%
Batu Hijau share sale and purchase agreement | PTNNT | PTNNT | Nusa Tenggara Partnership | Discontinued operations disposed of by sale
Agreement terms and other information
Ownership interest held (as a percent)	56.00%
Batu Hijau share sale and purchase agreement | PTNNT | PTNNT | PTPI | Discontinued operations disposed of by sale
Agreement terms and other information
Ownership interest provided as security for loan, percentage	17.80%
Batu Hijau share sale and purchase agreement | PTNNT | PTNNT | PTIMI | Discontinued operations disposed of by sale
Agreement terms and other information
Ownership interest held (as a percent)	2.20%